Regulatory and Agency Capital Requirements (Details) (USD $) In Billions, unless otherwise specified		3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013 Basel I [Member]	Mar. 31, 2013 Basel III [Member]	Dec. 31, 2013 Trust Preferred Securities [Member]	Dec. 31, 2013 Wells Fargo & Company [Member]	Dec. 31, 2012 Wells Fargo & Company [Member]	Dec. 31, 2013 Wells Fargo Bank, NA [Member]	Dec. 31, 2012 Wells Fargo Bank, NA [Member]
Regulatory And Agency Capital Requirements [Abstract]
Tier 1 capital, amounts					$ 140.7	$ 126.6	$ 110.0	$ 101.3
Total capital, amounts					176.2	157.6	136.4	124.8
Risk Weighted Assets					1,141.5	1,077.1	1,057.3	1,002.0
Adjusted Average Assets					1,466.7	1,336.4	1,324.0	1,195.9
Tier 1 capital ratio					12.33%	11.75%	10.40%	10.11%
Total capital ratio					15.43%	14.63%	12.90%	12.45%
Tier 1 leverage capital ratio					9.60%	9.47%	8.31%	8.47%
Tier 1 capital ratio required to be well capitalized	6.00%
Total capital ratio required to be well capitalized	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 1 capital	2.1
Minimum leverage ratio for banking organizations	3.00%
Trust Preferred Securities Notice Redeemed During Period, Value				$ 2.8
Impact on capital ratios from implementation of market risk capital rule		0.25%	0.00%